Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 7 — Related Party Transactions

The following table summarizes the related party amounts included in the condensed consolidated balance sheets:

	March 31, 2024 (Successor)	December 31, 2023 (Successor)
Amounts due to related parties under master services agreements	$302	$142

The following table summarizes the related party transactions included in the condensed consolidated statements of operations and comprehensive loss:

	Three months ended
	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)
Master services agreement administrative costs	$26	$34
Engineering support provided by former board member	—	76
General and administrative – related party	$26	$110

Master services agreement costs for Demonstration Plant	$267	$278
BHES JDA	—	6,186
Research and development – related party	$267	$6,464

Master Services Agreements

A significant shareholder has provided the Company with marketing services, patent administration services and technology maintenance services related to the development of the NET Power Cycle. The total cost incurred for these services was $26 and $34 during the three months ended March 31, 2024 (Successor) and March 31, 2023 (Predecessor), respectively. These totals are included in General and administrative — related party on the condensed consolidated statements of operations and comprehensive loss.

Another shareholder supports the Company with regard to general business oversight and with the operation of the Demonstration Plant. The total cost incurred for these services was $267 and $278 during the three months ended March 31, 2024 (Successor) and March 31, 2023 (Predecessor), respectively. These totals are reflected in Research and development — related party on the condensed consolidated statements of operations and comprehensive loss.

The Company had $302 and $142 in current liabilities payable to related parties as of March 31, 2024 (Successor) and March 31, 2023 (Predecessor), respectively, on the condensed consolidated balance sheets related to these services. These related party payables are unsecured and are due on demand.

Engineering Support Provided by Former Board Member

A shareholder, who is also a former board member, supported the Company with regard to general business oversight and with the operation of the Demonstration Plant. The total cost incurred for these services was $76 during the three months ended March 31, 2023 (Predecessor). These expenses are reflected in Research and development — related party on the condensed consolidated statements of operations and comprehensive loss prior to the Business Combination. The counterparty ceased being a related party on June 8, 2023 upon completion of the Business Combination.

BHES JDA

The Baker Hughes Energy Services LLC Amended and Restated Joint Development Agreement (the “BHES JDA”) is discussed in more detail in Note 14. Transactions under the BHES JDA are included in Research and development — related party on the condensed consolidated statements of operations and comprehensive loss prior to the Business Combination. Subsequent to the Business Combination, transactions under the BHES JDA are included in Research and development on the condensed consolidated statements of operations and comprehensive loss because Baker Hughes Company ceased being a related party on June 8, 2023.

Lease

Reference Note 13 — Leases for a discussion of the OXY lease.

NOTE 8 — Related Party Transactions

The following table summarizes the related party amounts on the consolidated balance sheets:

	December 31, 2023 (Successor)	December 31, 2022 (Predecessor)
Amounts due to related parties under MSA	$142	$178
Due to related parties – current	$142	$178

Amounts due to related parties under BHES JDA	$—	$2,212
Due to related parties – long-term	$—	$2,212

The following table summarizes the related party amounts on the consolidated statement of operations and comprehensive loss for the periods presented:

	June 8 – December 31, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)	January 1 – December 31, 2022 (Predecessor)
MSA costs related to testing services	$—	$—	$86
Cost of revenue – related party	$—	$—	$86

MSA administrative costs	$84	$79	$247
Engineering support provided by former board member	—	97	230
Engineering services provided by former investor	—	—	27
General and administrative – related party	$84	$177	$504

MSA costs for Demonstration Plant	$643	$530	$984
BHES JDA	—	11,713	14,833
Research and development – related party	$643	$12,243	$15,817

Option settlement – related party	$79,054	$—	$—

MSA

A significant shareholder has provided the Company with marketing services, patent administration services and technology maintenance services related to the development of the NET Power Cycle. The total cost incurred for these services was $79 and $84 during the period from January 1, 2023 through June 7, 2023 (Predecessor) and the period from June 8, 2023 through December 31, 2023 (Successor), respectively. The total cost incurred for these services was $247 during the year ended December 31, 2022 (Predecessor). These totals are included in General and administrative — related party on the consolidated statement of operations and comprehensive loss.

Another shareholder supports the Company with regard to general business oversight and with the operation of the Demonstration Plant. The total cost incurred for these services was $530 and $643 during the period from January 1, 2023 through June 7, 2023 (Predecessor) and the period from June 8, 2023 through December 31, 2023 (Successor), respectively. The total cost incurred for these services was $984 during the year ended December 31, 2022 (Predecessor). These totals are reflected in Research and development — related party on the consolidated statement of operations and comprehensive loss. The Company had $142 and $178 in current liabilities payable to related parties as of December 31, 2023 (Successor) and December 31, 2022 (Predecessor), respectively, on the consolidated balance sheets related to these services. These related party payables are unsecured and are due on demand.

Engineering Support Provided by Former Board Member

A shareholder who is also a former board member, supported the Company with regard to general business oversight and with the operation of the Demonstration Plant. The total cost incurred for these services was $97 during the period from January 1, 2023 through June 7, 2023 (Predecessor). The total cost incurred for these services was $230 for the year ended December 31, 2022 (Predecessor). These expenses are reflected in Research and development — related party on the consolidated statement of operations and comprehensive loss prior to the Business Combination. The counterparty ceased being a related party on June 8, 2023 upon completion of the Business Combination.

BHES JDA

Additionally, the Company has an agreement with a shareholder as discussed in Note 14. Transactions under the BHES JDA are included in Research and development — related party on the consolidated statement of operations and comprehensive loss prior to the Business Combination. Subsequent to the Business Combination, transactions under the BHES JDA are included in Research and development on the consolidated statement of shareholders’ equity and non-controlling interest because BHES ceased being a related party on June 8, 2023. The Company had $2,212 in long-term liabilities payable to related parties as of December 31, 2022 (Predecessor) on the consolidated balance sheets related to this agreement.

Option Settlement

One of the Company’s shareholders owned an option to purchase up to 711,111 membership interests from NET Power, LLC if NET Power, LLC met certain performance conditions, which it did not achieve prior to the close of the Business Combination. Immediately prior to the close of the Business Combination (Note 3), the option holder received 247,655 NET Power, LLC membership interests with a value of approximately $79,054 in exchange for retiring the purchase option. The membership interests converted into 7,905,279 Class A OpCo Units and a corresponding quantity of shares of Class B Common Stock in conjunction with the Business Combination. The loss generated from the settlement of the share purchase option is recorded as Option settlement — related party expense on the consolidated statement of operations and comprehensive loss.